PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated August 2, 2016,
to
Prospectuses dated May 1, 2016,
 for
PruLife® Custom Premier II Variable Universal Life Contracts, and
VUL Protector® Variable Universal Life Contracts

This Supplement should be read and retained with the current Prospectus for your Variable Life Insurance Contract. This Supplement is intended to update certain information in the Prospectus for your Variable Life Insurance Contract. If you would like another copy of the current Prospectus, please contact us at (800) 778-2255.

The adviser to TOPS® Aggressive Growth ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Conservative ETF Portfolio, TOPS® Growth ETF Portfolio, and TOPS® Moderate Growth ETF Portfolio has engaged Milliman Financial Risk Management LLC to serve as sub-adviser to the portfolios. As a result, the “TOPS – THE OPTIMIZED PORTFOLIO SYSTEM” section of the Unaffiliated Funds table is hereby deleted and replaced with the following:

TOPS - THE OPTIMIZED PORTFOLIO SYSTEM®
TOPS® Aggressive Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc./Milliman Financial Risk Management LLC
TOPS® Balanced ETF Portfolio - Class 2	Seeks income and capital appreciation.	ValMark Advisers, Inc./Milliman Financial Risk Management LLC
TOPS® Conservative ETF Portfolio - Class 2	Seeks to preserve capital and provide moderate income and moderate capital appreciation.	ValMark Advisers, Inc./Milliman Financial Risk Management LLC
TOPS® Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc./Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF Portfolio - Class 2	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Managed Risk Growth ETF Portfolio - Class 2	Seeks capital appreciation with less volatility than the equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	Seeks capital appreciation with less volatility than the equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Moderate Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc./Milliman Financial Risk Management LLC

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

PRODUCTSUP116
PCP2, PCP214, PCP215, VULP14, VULP15